SCHEDULE OF CURRENCY EXCHANGE RATES (Details)	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Year-End Spot Rate : US$1 Exchange Rate=RMB [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Foreign currency exchange rate, translation	6.7851	7.1636	7.2672
Average Rate US$1=RMB [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Foreign currency exchange rate, translation	6.9940	7.2143	7.2248